Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000151115 | Top10HoldingPetroleos MexicanosBNY-71643VAB1
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000151115 | Top10HoldingDiscovery Global HoldingsBNY-BL5697992
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000151115 | Top10Holding_Venture Global Holdings_BNY-92332YAF8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000151115 | Top10HoldingJane Street GroupBNY-47077WAD0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000151115 | Top10HoldingVeon MidcoBNY-92337DAA0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000151115 | Top10HoldingAkbankBNY-BPG2V45
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000151115 | Top10HoldingHA Sustainable Infrastructure CapitalBNY-41068XAG5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000151115 | Top10HoldingAbsa GroupBNY-BWD7T37
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000151115 | Top10HoldingAdvance Auto PartsBNY-00751YAL0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000151115 | Top10HoldingAsurionBNY-045941AB7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000151115 | Other0BNY-70GD_1I
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000151115 | 0BNY-BPG2V45
Holdings [Line Items]
Percent of Net Asset Value	86.10%
C000151115 | 0BNY-BL5697992
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000151115 | 0BNY-74514L3T2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000151115 | 0BNY-TC3I9NQ04
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000151115 | 0BNY-071705107
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000151116 | Top10HoldingPetroleos MexicanosBNY-71643VAB1
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000151116 | Top10HoldingDiscovery Global HoldingsBNY-BL5697992
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000151116 | Top10Holding_Venture Global Holdings_BNY-92332YAF8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000151116 | Top10HoldingJane Street GroupBNY-47077WAD0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000151116 | Top10HoldingVeon MidcoBNY-92337DAA0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000151116 | Top10HoldingAkbankBNY-BPG2V45
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000151116 | Top10HoldingHA Sustainable Infrastructure CapitalBNY-41068XAG5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000151116 | Top10HoldingAbsa GroupBNY-BWD7T37
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000151116 | Top10HoldingAdvance Auto PartsBNY-00751YAL0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000151116 | Top10HoldingAsurionBNY-045941AB7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000151116 | Other0BNY-70GD_1I
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000151116 | 0BNY-BPG2V45
Holdings [Line Items]
Percent of Net Asset Value	86.10%
C000151116 | 0BNY-BL5697992
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000151116 | 0BNY-74514L3T2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000151116 | 0BNY-TC3I9NQ04
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000151116 | 0BNY-071705107
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000159133 | Top10HoldingPetroleos MexicanosBNY-71643VAB1
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159133 | Top10HoldingDiscovery Global HoldingsBNY-BL5697992
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000159133 | Top10Holding_Venture Global Holdings_BNY-92332YAF8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159133 | Top10HoldingJane Street GroupBNY-47077WAD0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159133 | Top10HoldingVeon MidcoBNY-92337DAA0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159133 | Top10HoldingAkbankBNY-BPG2V45
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159133 | Top10HoldingHA Sustainable Infrastructure CapitalBNY-41068XAG5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159133 | Top10HoldingAbsa GroupBNY-BWD7T37
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159133 | Top10HoldingAdvance Auto PartsBNY-00751YAL0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159133 | Top10HoldingAsurionBNY-045941AB7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159133 | Other0BNY-70GD_1I
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159133 | 0BNY-BPG2V45
Holdings [Line Items]
Percent of Net Asset Value	86.10%
C000159133 | 0BNY-BL5697992
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000159133 | 0BNY-74514L3T2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159133 | 0BNY-TC3I9NQ04
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000159133 | 0BNY-071705107
Holdings [Line Items]
Percent of Net Asset Value	0.20%